Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Core Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital growth from investments in common stocks or other equity securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are based on the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Loomis Sayles Small Cap Core Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Loomis Sayles Small Cap Core Portfolio		Class A	Class B	Class E
Management Fee		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses		0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses		0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	[1]	1.05%	1.30%	1.20%
Fee Waiver		(0.08%)	(0.08%)	(0.08%)
Net Operating Expenses	[1]	0.97%	1.22%	1.12%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 30, 2012 through April 30, 2013, to reduce the Management Fee for each class of the Portfolio to the annual rate of 0.85% for the first $200 million of the Portfolio's average daily net assets and 0.80% for amounts over $200 million. This arrangement may be modified or discontinued prior to April 30, 2013, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. The Example also assumes the expiration of the fee waiver agreement after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Loomis Sayles Small Cap Core Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	99	326	572	1,275
Class B	124	404	705	1,561
Class E	114	373	652	1,447

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), subadviser to the Portfolio, will, under normal circumstances, invest at least 80% of the Portfolio’s assets in equity securities of companies with market capitalizations that fall, at the time of purchase, within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. As of December 31, 2011, the highest market capitalization of companies in the Russell 2000 Index was $3.70 billion. The Portfolio may invest the rest of its assets in larger companies. The Portfolio may invest any portion of its assets in securities of U.S. and Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Portfolio may engage in foreign currency transactions, options, and futures transactions and other derivative transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged. The Portfolio invests in both value and growth stocks. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Portfolio may also invest in real estate investment trusts and other real estate related securities, as well as investment companies and exchange traded funds.

Stock Selection

Loomis Sayles begins with a universe of approximately 2,000 of the smallest U.S. companies that generally fall within the market capitalization range of the Russell 2000 Index.

Value Stocks. Loomis Sayles may invest in stocks of companies which it believes are undervalued by the market in relation to earnings, dividends, assets and growth prospects. The Portfolio may also invest in companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Growth Stocks. When investing in growth stocks, Loomis Sayles seeks companies that have distinctive products, technologies, or services; dynamic earnings growth; prospects for a high level of profitability; and solid management.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten full calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2003	19.96%
Lowest Quarter	4th – 2008	-25.01%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Loomis Sayles Small Cap Core Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	0.59%	3.69%	6.42%
Class B	0.34%	3.43%		8.85%	Jul. 30, 2002
Class E	0.44%	3.53%	6.27%
Russell 2000 Index (reflects no deduction for mutual fund fees or expenses)	(4.18%)	0.15%	5.62%